Stock-Based Compensation (Details)					1 Months Ended			12 Months Ended
	Dec. 31, 2024 USD ($) shares	Mar. 06, 2024 shares	Mar. 13, 2020 USD ($) shares	Jan. 08, 2020 USD ($) shares	Aug. 31, 2023 USD ($) Directors shares	Apr. 17, 2023 shares	Jan. 25, 2022 USD ($) shares	Dec. 31, 2024 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Stock-Based Compensation [Line Items]
Issued restricted ordinary shares						172,000	260,000		60,000
Stock based compensation expense (in Dollars) | $	$ 830,000				$ 271,800		$ 238,914		$ 830,000
Shares issued			41,666	41,666			6,500		500
Issued ordinary shares										20,000
Stock based compensation expense (in Dollars) | $			$ 35,769	$ 46,341			$ 13,181		$ 18,826
Issue an aggregate shares of capital stock									877,021
Issuance of plan shares									17,235			689,427
Issued remaining plan share									4,689		187,594
Outstanding ordinary shares			1,666,666	1,666,666					33,600		1,300
Fair value of shares issued in merger transaction									877,025
Reverse split description									As a result of the 2021 and 2023 share consolidation, the agreed number of Plan shares became 21,924.
Transferred shares				833,333
2022 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Issued restricted ordinary shares		120,000			60,000
Number of service performer (in Directors) | Directors					3
Mr. Yap [Member]
Stock-Based Compensation [Line Items]
Issued ordinary shares				20,833
Forecast [Member]
Stock-Based Compensation [Line Items]
Issued restricted ordinary shares	60,000							60,000